Supplement to the

Fidelity® California Limited Term Tax-Free Bond Fund (FCSTX)

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 57.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

CSIB-15-01  June 1, 2015
1.835662.108

Supplement to the
Fidelity Advisor®
California Municipal
Income Fund
Institutional Class
April 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASCMI-15-01  June 1, 2015
1.777541.121

Supplement to the

Fidelity® California Municipal Income Fund (FCTFX)

A Class of shares of Fidelity California Municipal Income Fund
A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 58.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

CFLB-15-01  June 1, 2015
1.791663.114

Supplement to the

Fidelity Advisor® California Municipal Income Fund
Class A (FCMAX), Class T (FCMTX), Class B (FCMBX), Class C (FCMKX), and Institutional Class (FCMQX)
Classes of shares of Fidelity® California Municipal Income Fund

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 61.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ASCM-ASCMIB-15-01  June 1, 2015
1.777593.115